Subsequent Events (Details Narrative) - Subsequent Event [Member]	1 Months Ended
Apr. 24, 2025 USD ($) $ / shares shares
Cost of sales | $	$ 84,157,000
Purchase of Salona Tokens | $	$ 596,355
Exercise per share price | $ / shares	$ 0.0001
Private Placement [Member]
Common stock shares, sold | shares	35,970,383
Legal Fees | $	$ 92,586,000
Offering price, per share | $ / shares	$ 2.28
Pre-funded warrants [Member]
Pre-funded warrants to purchase shares of common stock | shares	7,889,266
Offering price, per share | $ / shares	$ 2.279